Business Combination - Summary of Acquired Assets, Liabilities Assumed, and Goodwill (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Business Combination [Line Items]
Total net assets acquired	$ 15,018,371
Goodwill
Business Combination [Line Items]
Total net assets acquired	1,288,000
Prepaid expenses [Member]
Business Combination [Line Items]
Total net assets acquired	18,371
Licensed technology
Business Combination [Line Items]
Total net assets acquired	11,700,000
Trade names and trademarks
Business Combination [Line Items]
Total net assets acquired	1,800,000
Customer-Related Intangible Assets [Member]
Business Combination [Line Items]
Total net assets acquired	8,800,000
Contingent consideration payable [Member]
Business Combination [Line Items]
Total net assets acquired	$ 8,588,000